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W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

                                 June 27, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Pre-Effective Amendment No. 1 for
     MetLife Investors USA Insurance Company
     MetLife Investors USA Separate Account A
     File No. 333-148869

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we have attached for filing under the Securities Act of 1933 (the "1933 Act") Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the Staff on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the 1933 Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-referenced registration statement to June 27, 2008 or as soon thereafter as is reasonably practicable. The Company would very much appreciate any assistance the Staff could provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590 or Lisa Flanagan at (202) 383-0698.

Sincerely,



W. Thomas Conner

cc:Paula Minella, Esq.
   Lisa Flanagan, Esq.